Financial expenses and income - Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Income [Line Items]
Total finance revenues	$ 12,528	$ 9,057	$ 14,443
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial Income [Line Items]
Gain in the fair value of market liquid investment	33,570	35,142	11,215
Interest on tax refunds	5,282	2
Interest Earned by Bank Accounts	1,096	15	24
Discounts for Prompt Payment to suppliers	675	1,126	1,075
Total finance revenues	$ 40,623	$ 36,285	$ 12,314